Short-term Investments	12 Months Ended
Dec. 31, 2013
SHORT-TERM INVESTMENTS [Abstract]
Short-term Investments

5. SHORT-TERM INVESTMENTS

Short term investments refer to the available-for-sale investments made in financial instruments with guaranteed return of principal upon maturity with a variable interest rate indexed to the performance of underlying assets.

The Group recorded realized (loss)/gains of US$29, US$nil and US$5 for the years ended December 31, 2011, 2012 and 2013, respectively. The Group did not record any unrealized gains for the years ended December 31, 2011, 2012 and 2013, respectively.